Financial Instrument Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Financial assets	$ 152,785	$ 143,061
Total Reinsurance assets	4,024	4,141
Credit risk | Gross exposure
Disclosure of external credit grades [line items]
Less: Negative reinsurance assets	1,443	1,272
Total Reinsurance assets	4,024	4,141
Credit risk | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	5,467	5,413
Credit risk | Gross exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,131	1,442
Credit risk | Gross exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,170	1,760
Credit risk | Gross exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	200	203
Credit risk | Gross exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,707	1,677
Credit risk | Gross exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	181	252
Credit risk | Gross exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	78	79
Credit risk | Collateral | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,099	1,985
Credit risk | Collateral | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	5	6
Credit risk | Collateral | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	68	83
Credit risk | Collateral | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	128	132
Credit risk | Collateral | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,663	1,617
Credit risk | Collateral | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	168	72
Credit risk | Collateral | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	67	75
Credit risk | Net exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	3,368	3,428
Credit risk | Net exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	2,126	1,436
Credit risk | Net exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,102	1,677
Credit risk | Net exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	72	71
Credit risk | Net exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	44	60
Credit risk | Net exposure | CCC | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	13	180
Credit risk | Net exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	$ 11	$ 4